Document and Entity Information	Jul. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2023
Entity File Number	814-01485
Entity Registrant Name	BLACKROCK PRIVATE CREDIT FUND
Entity Central Index Key	0001902649
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-4655020
Entity Address, Address Line One	50 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	810-5800
Title of 12(b) Security	None
Trading Symbol	Not applicable
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false